Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Beginning balance, Gross	¥ 18,259
Ending balance, Gross	21,782	¥ 18,259
Ending balance, Gross	18,259	18,259
Gross [member]
Disclosure of types of insurance contracts [line items]
Beginning balance, Notified claims	2,781	2,536
Beginning balance, Incurred but not reported	15,623	12,269
Beginning balance, Gross	18,404	14,805
Cash paid for claims settled - Cash paid for current year claims	(32,804)	(33,244)
Cash paid for claims settled - Cash paid for prior year claims	(16,682)	(14,551)
Claims incurred - Claims arising in current year	52,589	49,727
Claims incurred - Claims arising in prior years	484	1,667
Ending balance, Gross	21,991	18,404
Ending balance, Notified claims	4,319	2,781
Ending balance, Incurred but not reported	17,672	15,623
Ending balance, Gross	¥ 18,404	¥ 14,805